SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE
8
. SUBSEQUENT EVENTS
In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after
June

3
0
, 2023, up to the date the Company issued the financial statements. Based upon this review the Company did not identify any subsequent
events that would have required adjustment or disclosure in the financial statements, except as noted below.
SEC Settlement
On July 3, 2023, the Company reached an agreement in principle (the “Settlement in Principle”) in connection with the Investigation. The Settlement in Principle was subject to approval by the SEC.
On July 20, 2023, the SEC approved the Settlement in Principle, announcing settled charges against Digital World and entered a cease-and-desist
order (the “Order”) finding that Digital World violated certain antifraud provisions of the Securities Act and the Exchange Act, in connection with Digital World’s IPO filings on Form
S-1
and the Form
S-4
concerning certain statements, agreements and omissions relating to the timing and discussions Digital World had with TMTG regarding the proposed business combination. In the Order, Digital World agreed (i) that any amended Form
S-4
filed by Digital World will be materially complete and accurate with respect to certain statements, agreements and omissions relating to the timing and discussions that Digital World had with TMTG regarding the proposed business combination and (ii) to pay a civil money penalty in an amount of $
18
 million to the SEC promptly after the closing of any merger or a comparable business combination or transaction, whether with TMTG or any other entity.
Notes payable
As of October 24, 2023, approximately $
1.2
million had been borrowed by the Company under the Renatus Notes.
Notice of delisting
On May 23, 2023, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company was not in compliance with Nasdaq Listing Rule 5250(c)(1) (the “Rule”) because it had not yet filed its Quarterly Report on Form 10-Q for the quarter ended March 31, 2023 (the “Q1 Form 10-Q”) with the SEC. The Rule requires listed companies to timely file all required periodic financial reports with the SEC.
Pursuant to Nasdaq rules, on July 24, 2023, the Company submitted to Nasdaq a plan to regain compliance with the Rule. On August 7, 2023, the Company received a notice from Nasdaq stating that Nasdaq has determined to grant an exception to enable the Company to regain compliance with the Rule. The terms of the exception are as follows: on or before November 20, 2023, the Company must file its amended Annual Report on Form 10-K for the year ended December 31, 2022 and its Q1 Form 10-Q, as required by the Rule. In the event the Company does not satisfy the terms of the exception, Nasdaq will provide written notification that the Company’s securities will be delisted. At that time, the Company may appeal Nasdaq’s determination to a Hearings Panel.
On August 24, 2023, the Company announced that it received an expected letter from Nasdaq stating that the Company is not in compliance with the Rule because it has not yet filed its Quarterly Report on Form 10-Q for the period ended June 30, 2023 (the “Second Quarter Form 10-Q”) with the SEC. The Company has submitted to Nasdaq an updated compliance plan.
Change in Trust Assets
On August 25, 2023, the Company instructed Continental to liquidate the investments held in the trust account and move such cash proceeds to an interest bearing deposit account. As of the date hereof, interest earned on cash held in the trust account is approximately
4.50
% per annum.
Amendments to Merger Agreement
On August 9, 2023, the Company and TMTG entered into the Second Amendment to the Merger Agreement (the “Second Amendment”). Among other changes to governance and financial terms, the Second Amendment extends the Merger Agreement’s “Outside Date” to December 31, 2023, and provides for mutual supplemental due diligence ahead of the Company’s anticipated filing of an updated registration statement on Form S-4 with the SEC. For further information on the Second Amendment, please see the Company’s current report on Form 8-K filed with the SEC on August 9, 2023.
On September 29, 2023, the Company and TMTG entered into the Third Amendment to the Merger Agreement (the “Third Amendment”). The Third Amendment extends the period of time for the parties to complete mutual supplemental due diligence ahead of the Company’s anticipated filing of an updated registration statement on Form S-4 with the SEC. For further information on the Third Amendment, please see the Company’s current report on Form 8-K filed with the SEC on September 29, 2023.
The foregoing references and description of the Second and Third Amendments and the transactions contemplated thereby are not complete and are subject to, and qualified in their entirety by reference to, the actual agreements (as amended), copies of which are filed as Exhibits 10.1 with the Company’s Current Reports on Form 8-K filed on August 9, 2023 and September 29, 2023, respectively
.
PIPE terminations
As of October 24, 2023, the Company had received termination notices from PIPE Investors representing approximately $
191,500,000 of the PIPE. As a result, together with previously reported terminations, approximately $
467,000,000
of the PIPE has been cancelled.
Extension and redemption
On September 5, 2023, the Company held a special meeting of stockholders (the “Meeting”). At the Meeting, the Company’s stockholders approved the Extension Amendment extending, upon the approval by the Corporation’s board of directors, the date by which the Company has to consummate an initial business combination up to four times, each by an additional
three months, for an aggregate of
12 additional months (i.e. from
September 8, 2023 up to
September 8, 2024
) or such earlier date as determined by the Board (the “Extension Amendment Proposal”).

In connection with the Meeting, stockholders holding
28,745 shares of the Company’s Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. As a result, we expect that approximately $
294,349 (approximately $
10.24
per share) will be removed from the Company’s trust account to pay such holders, which amount is subject to final adjustments by the trustee.
Trust withdrawal for taxes
In September 2023, the Company withdrew approximately $
2.4
million from the Trust to pay taxes.
Directors’ and Officers’ Insurance Policy
As of October 24, 2023, the insurance company has advanced approximately $
1.2
million to certain individuals and entities.
Legal Matter
On October 20, 2023, Robert Lowinger (the “Plaintiff”) filed a complaint against Rocket One Capital, LLC (“Rocket One”), Michael Shvartsman, Bruce Garelick, and the Company in the U.S. District Court for the Southern District of New York. According to the complaint, the Company has been named as a party in the lawsuit because the Plaintiff is seeking relief for the benefit of the Company. In the complaint, the Plaintiff contends that, in 2021, Mr. Garelick and Rocket One were directors of the Company and that they purchased securities of the Company. The Plaintiff further alleges that within a six-month period from the date of their purchases, both Mr. Garelick and Rocket One sold securities in the Company and realized profits from those sales. Additionally, the Plaintiff alleges that Mr. Shvartsman had a financial interest in the profits resulting from Rocket One’s purchases and sales of the Company’s securities. According to the Plaintiff, under Section 16(b) of the Exchange Act (15 U.S.C. §78p(b)), Rocket One, Mr. Shvartsman, and Mr. Garelick are each required to disgorge certain trading profits to the Company. As of the date of this report, the Company has not filed a response to the complaint. The case is Lowinger v. Rocket One Capital, LLC, et al., No. 1:23-cv-9243 (S.D.N.Y. Oct. 20, 2023).

NOTE 11. SUBSEQUENT EVENTS
In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2022. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as noted below.
On April 5, 2023, Company entered
into
an Administrative Support Agreement with Renatus LLC (“Renatus”), an advisory group owned by Eric Swider, the Interim Chief Executive Officer and director of the Company, pursuant to which, the Com
p
any agrees to pay Renatus a monthly fee of $
15,000 for office space, utilities and secretarial and administrative support commencing from April 5, 2023 until the earlier of the consummation by the Company of an initial business combination or the Company’s liquidation.
On
April 21, 2023, the Company issued two promissory notes (one for $
625,700 and the other for $
500,000) in the aggregate principal amount of $
1,125,700 to the Sponsor to pay costs and expenses in connection with

completing
a Business Combination. Each of the two notes bears
no interest and is
repayable in full upon the earlier of (i) the date on which the Company consummates its Business Combination and (ii) the date that the winding up of the Company is effective. At the election of the Sponsor and subject to certain conditions, all of the unpaid principal amount of each note may be converted into units of the Company (the “Conversion Units”) immediately prior to the consummation of the Business Combination with the total Conversion Units so issued equal to: (x) the portion of the principal amount of the respective note being converted divided by (y) the conversion price of ten dollars ($
10.00
), rounded up to the nearest whole num
ber of
units.
The above promissory note for $
625,700
replaces
the working capital loan for the same amount. See Note 5.
The above promissory note for $
500,000
replaces
the advance – related party for $
425,835
. There was no change to the amount outstanding. See Note 5.
On June 2, 2023, the Company, issued a promissory note in the aggregate principal amount of $
2,000,000 (the “$2 Million Note”) to Renatus, of which Eric Swider, Interim Chief Executive Officer and Director of the Company, is a founder and partner and another promissory note in the aggregate principal amount of $
10,000,000
(the “$10 Million Note,” together with the $2 Million Note, the “Notes”) to Renatus. The proceeds of the Notes will be used to pay costs and expenses in connection with completing the Business Combination.
Each of the Notes bears
no interest and is
repayable in full upon the earlier of (i) the date on which the Company consummates its Business Combination and (ii) the date that the winding up of the Company is effective. At the election of Renatus and upon the approval of the Company’s stockholders and the approval of the requisite number of institutional investors, with which the Company entered into certain securities purchase agreements on December 4, 2021, up to the full amounts payable under the Notes may be converted into units of the Company (the “Conversion Units”) at any time on or prior to the applicable maturity date of the Notes with the total Conversion Units so issued shall be equal to: (x) the portion of the principal amount of the respective Note being converted divided by (y) the conversion price of ten dollars ($
10.00
), rounded up to the nearest whole number of units.
The issuances of the Notes were made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.

As of October 24, 2023, approximately $
1.2
million had been borrowed by the Company.
SEC Settlement
On July 3, 2023, the Company reached an agreement in principle (the “Settlement in Principle”) in connection with the Investigation. The Settlement in Principle was subject to approval by the SEC.
On July 20, 2023, the SEC approved the Settlement in Principle, announcing settled charges against Digital World and entered a cease-and-desist order (the “Order”) finding that Digital World violated certain antifraud provisions of the Securities Act and the Exchange Act, in connection with Digital World’s IPO filings on Form S-1 and the Form S-4 concerning certain statements, agreements and omissions relating to the timing and discussions Digital World had with TMTG regarding the proposed business combination. In the Order, Digital World agreed (i) that any amended Form S-4 filed by Digital World will be materially complete and accurate with respect to certain statements, agreements and omissions relating to the timing and discussions that Digital World had with TMTG regarding the proposed business combination and (ii) to pay a civil money penalty in an amount of $
18
 million to the SEC promptly after the closing of
any mer
ger or a comparable business combination or transaction, whether with TMTG or any other entity.

Notice of delisting
On May 23, 2023, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company was not in compliance with Nasdaq Listing Rule 5250(c)(1) (the “Rule”) because it had not yet filed its Quarterly Report on Form
10-Q
for the quarter ended March 31, 2023 (the “Q1 Form
10-Q”)
with the SEC. The Rule requires listed companies to timely file all required periodic financial reports with the SEC.
Pursuant to Nasdaq rules, on July 24, 2023, the Company submitted to Nasdaq a plan to regain compliance with the Rule. On August 7, 2023, the Company received a notice from Nasdaq stating that Nasdaq has determined to grant an exception to enable the Company to regain compliance with the Rule. The terms of the exception are as follows: on or before November 20, 2023, the Company must file its amended Annual Report on Form
10-K
for the year ended December 31, 2022 and its Q1 Form
10-Q,
as required by the Rule. In the event the Company does not satisfy the terms of the exception, Nasdaq will provide written notification that the Company’s securities will be delisted. At that time, the Company may appeal Nasdaq’s determination to a Hearings Panel.
On August 24, 2023, the Company announced that it received an expected letter from Nasdaq stating that the Company is not in compliance with the Rule because it has not yet filed its Quarterly Report on Form
10-Q
for the period ended June 30, 2023 (the “Second Quarter Form
10-Q”)
with the SEC. The Company has submitted to Nasdaq an updated compliance plan.
Change in Trust Assets
On
August 25, 2023, the Company instructed Continental to liquidate the investments held in the trust account and move such cash proceeds to an interest bearing deposit account. As of the date hereof, interest earned on cash held in the trust account is approximately
4.50
% per annum.
Amendments to Merger Agreement
On August 9, 2023, the Company and TMTG entered into the Second Amendment to the Merger Agreement (the “Second Amendment”). Among other changes to governance and financial terms, the Second Amendment extends the Merger Agreement’s “Outside Date” to December 31, 2023, and provides for mutual supplemental due diligence ahead of the Company’s anticipated filing of an updated registration statement on Form S-4 with the SEC. For further information on the Second Amendment, please see the Company’s current report on Form 8-K filed with the SEC on August 9, 2023.
On September 29, 2023, the Company and TMTG entered into the Third Amendment to the Merger Agreement (the “Third Amendment”). The Third Amendment extends the period of time for the parties to complete mutual supplemental due diligence ahead of the Company’s anticipated filing of an updated registration statement on Form S-4 with the SEC. For further information on the Third Amendment, please see the Company’s current report on Form 8-K filed with the SEC on September 29, 2023.
The foregoing references and description of the Second and Third Amendments and the transactions contemplated thereby are not complete and are subject to, and qualified in their entirety by reference to, the actual agreements (as amended), copies of which are filed as Exhibits 10.1 with the Company’s Current Reports on Form 8-K filed on August 9, 2023 and September 29, 2023, respectively.
Extension of Date to Complete Business Combination
On September 6, 2023, the Company filed an amendment to the Company’s Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware (the “Extension Amendment”).

The Extension Amendment extends, upon the approval by the Corporation’s board of directors, the date by which the Company has to consummate an initial business combination up to four times, each by an additional three months, for an aggregate of 12 additional months (i.e. from September 8, 2023 up to September 8, 2024) or such earlier date as determined by the Board.
PIPE terminations
As
of October 24, 2023, the Company had received termination notices from PIPE Investors representing approximately $
191,500,000 of the PIPE. As a result, together with previously reported terminations, approximately $
467,000,000
of the PIPE has been cancelled.
Extension and redemption
On
September 5, 2023, the Company held a special meeting of stockholders (the “Meeting”). At the Meeting, the Company’s stockholders approved the Extension Amendment extending, upon the approval by the Corporation’s board of directors, the date by which the Company has to consummate an initial business combination up to four times, each by an additional
three months, for an aggregate of
12 additional months (i.e. from
September 8, 2023 up to
September 8, 2024
) or such earlier date as determined by the Board (the “Extension Amendment Proposal”).
In connection with the Meeting, stockholders holding
28,745 shares of the Company’s Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. As a result, we expect that approximately $
294,349 (approximately $
10.24
per share) will be removed from the Company’s trust account to pay such holders, which amount is subject to final adjustments by the trustee.
Trust withdrawal for taxes
In
September 2023, the Company withdrew approximately $
2.4
million from the Trust to pay taxes.
Directors’ and Officers’ Insurance Policy
As
of October 24, 2023, the insurance company has advanced approximately $
1.2
million to certain individuals and entities.
Legal Matter
On
October 20, 2023, Robert Lowinger (the “Plaintiff”) filed a complaint against Rocket One Capital, LLC (“Rocket One”), Michael Shvartsman, Bruce Garelick, and the Company in the U.S. District Court for the Southern District of New York. According to the complaint, the Company has been named as a party in the lawsuit because the Plaintiff is seeking relief for the benefit of the Company. In the complaint, the Plaintiff contends that, in 2021, Mr. Garelick and Rocket One were directors of the Company and that they purchased securities of the Company. The Plaintiff further alleges that within a six-month period from the date of their purchases, both Mr. Garelick and Rocket One sold securities in the Company and realized profits from those sales. Additionally, the Plaintiff alleges that Mr. Shvartsman had a financial interest in the profits resulting from Rocket One’s purchases and sales of the Company’s securities. According to the Plaintiff, under Section 16(b) of the Exchange Act (15 U.S.C. §78p(b)), Rocket One, Mr. Shvartsman, and Mr. Garelick are each required to disgorge certain trading profits to the Company. As of the date of this report, the Company has not filed a response to the complaint. The case is Lowinger v. Rocket One Capital, LLC, et al., No. 1:23-cv-9243 (S.D.N.Y. Oct. 20, 2023).